Employee Option Plans - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price (Details) - Stock Option Plans [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	1,668,000
Weighted Average remaining contractual term	3 years 1 month 9 days
Weighted Average exercise price (in Dollars per share)	$ 24.96
Options Exercisable	834,900
Weighted Average exercise price of Options Exercisable (in Dollars per share)	$ 25.07
13.31 [Member]
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	5,000
Weighted Average remaining contractual term	7 months 2 days
Weighted Average exercise price (in Dollars per share)	$ 13.31
Options Exercisable	5,000
Weighted Average exercise price of Options Exercisable (in Dollars per share)	$ 13.31
17.69-20.61 [Member]
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	512,000
Weighted Average remaining contractual term	4 years 1 month 2 days
Weighted Average exercise price (in Dollars per share)	$ 19.64
Options Exercisable	224,150
Weighted Average exercise price of Options Exercisable (in Dollars per share)	$ 19.42
21.46-23.12 [Member]
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	236,500
Weighted Average remaining contractual term	2 years 10 months 6 days
Weighted Average exercise price (in Dollars per share)	$ 21.81
Options Exercisable	125,500
Weighted Average exercise price of Options Exercisable (in Dollars per share)	$ 22.12
26.71-28.03 [Member]
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	662,500
Weighted Average remaining contractual term	2 years 1 month 6 days
Weighted Average exercise price (in Dollars per share)	$ 27.91
Options Exercisable	390,000
Weighted Average exercise price of Options Exercisable (in Dollars per share)	$ 27.93
28.35-32.91 [Member]
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	217,000
Weighted Average remaining contractual term	3 years 9 months 18 days
Weighted Average exercise price (in Dollars per share)	$ 30.03
Options Exercisable	90,250
Weighted Average exercise price of Options Exercisable (in Dollars per share)	$ 31.54
38.61 [Member]
Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Number of options, Outstanding	35,000
Weighted Average remaining contractual term	5 years 6 months 29 days
Weighted Average exercise price (in Dollars per share)	$ 38.61
Options Exercisable